Rendering of services	12 Months Ended
Mar. 31, 2025
Rendering Of Services
Rendering of services

8	Rendering of services

8.1	Disaggregation of revenue

In the following tables, revenue is disaggregated by product type

Revenue by Product types

	March 31,
	2023	2024	2025
Air Ticketing	1,779,972	1,729,305	1,925,254
Hotels and Packages	1,471,270	1,693,962	5,138,044
Other Services	154,306	160,531	320,166
	3,405,548	3,583,798	7,383,464

During the year ended March 31, 2023, in respect of incentive receivable from GDS providers, the management has determined that it is highly probable that the Group will comply the prescribed conditions and a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved and accordingly, the Group has recognized revenue amounting to INR 185,991, proportionately for actual airline tickets sold over the total number of airline tickets to be sold over the term of the agreement with corresponding recognition of contract assets, since the receipt of consideration is conditional on achieving ticket segment thresholds as specified. The Group has met remaining conditions during the year ended March 31, 2024 and received entire contract assets of INR 185,991. Further, there are no incentive receivable from GDS providers as at March 31, 2024.

The Group has applied the most likely amount method to estimate the variable consideration as it involves binary outcome.

8.2	Contract balances

Contract assets

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers once they confirm of achievement of targets. The Group expects to meet pending conditions in one year and realise most of the contract asset amount.

	March 31,
	2024	2025
Contract Assets	-	-

Changes in contract assets are as follows:

	March 31,
	2024	2025
Balance at the beginning of the year	190,598	-
Revenue recognized during the year#	-	-
Billed during the year	(190,598)	-
Balance at the end of the year	-	-

#	Refer to Note 8.1 above for details about contract assets for the year ended March 31, 2024.

Contract liabilities

A contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group’s performance obligations which is classified as “advance from customers”, consideration allocated to customer loyalty programs and advance received from Global Distribution System (“GDS”) provider for bookings of airline tickets in future which is deferred, and which is classified as “deferred revenue”.

	March 31,
	2024	2025
Advance from customer (refer to Note 37)	622,178	1,027,588
Deferred revenue (refer to Note 35)	3,360	2,390
Total Contract liabilities	625,538	1,029,978

As at March 31, 2024, INR 622,178 (March 31, 2023: INR 525,638) of advance consideration received from customers for travel bookings was reported within contract liabilities, INR 520,441 (March 31, 2024: INR 344,841) of which was applied to revenue and INR 9,103 (March 31, 2024: INR 9,662) was refunded to customers, the acquisition of subsidiaries also resulted in increase in contract liabilities of INR 88,046 (March 31, 2024: INR Nil) during the year ended March 31, 2025. As at March 31, 2025, the related balance was INR 1,027,588 (March 31, 2024: INR 622,178)

No information is disclosed about remaining performance obligations at March 31, 2025 and March 2024 that have an original expected duration of one year or less, as allowed by IFRS 15.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)